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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Michael Larson
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

Form 13F File Number: 28-05147
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Reporting Manager
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Michael Larson         Kirkland, Washington  February 13, 2006
   -------------------------------   --------------------  -----------------
              [Signature]                [City, State]           [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-05149                    Cascade Investment, L.L.C.
       ---------------          ------------------------------------
    28-10098                    Bill & Melinda Gates Foundation
       ---------------          ------------------------------------
                                Mente, L.L.C.
                                ------------------------------------

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:         2
                                        --------------------

Form 13F Information Table Value Total:       $ 174,669
                                        --------------------
                                            (thousands)

     PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

     (1) The following securities, which were previously reported on Michael Larson's Form 13F have been reported on Mente, L.L.C.'s Form 13F for the quarter ended December 31, 2005: Nextel Partners Inc.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
                             AS OF DECEMBER 31, 2005

                                                                       AMOUNT AND TYPE
                                                                         OF SECURITY                             VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE     SHARES/PRN  SH/   INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (X1000)    AMOUNT      PRN   DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL                CL A  084670108  $   26,586         300   SH   OTHER            1                 --
ICOS CORP                                 COM   449295104  $  148,083   5,359,501   SH   OTHER            1                 --
NEXTEL PARTNERS INC(1)                      --         --  $       --          --   --      --           --                 --